Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001999297
Registrant Name	Big Tree Cloud Holdings Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES